                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       76

Form 13F Information Table Value Total:   $  27,958
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE







                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                    --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


ACTEL CORP                        COM           004934105     $922        71,900     SH          SHARED       NONE       71,900
AMERICAN EAGLE OUTFITTERS         COM           02553E106     $750        63,800     SH          SHARED       NONE       63,800
BERRY PETROLEUM CO-CLASS A        CL A          085789105     $453        17,600     SH          SHARED       NONE       17,600
BUCKEYE TECHNOLOGIES INC          COM           118255108     $354        35,600     SH          SHARED       NONE       35,600
CIBER INC                         COM           17163B102     $191        68,900     SH          SHARED       NONE       68,900
CPI INTERNATIONAL INC             COM           12618M100     $313        20,100     SH          SHARED       NONE       20,100
CABOT OIL & GAS CORP              COM           127097103     $388        12,400     SH          SHARED       NONE       12,400
CAMBREX CORP                      COM           132011107     $185        58,800     SH          SHARED       NONE       58,800
CLEAN HARBORS INC                 COM           184496107     $897        13,500     SH          SHARED       NONE       13,500
COMCAST CORP-CLASS A              CL A          20030N101     $328        18,900     SH          SHARED       NONE       18,900
COMPTON PETROLEUM CORP            COM           204940100     $28         50,000     SH          SHARED       NONE       50,000
COMSTOCK RESOURCES INC            COM NEW       205768203     $305        11,000     SH          SHARED       NONE       11,000
CORINTHIAN COLLEGES INC           COM           218868107     $99         10,000     SH          SHARED       NONE       10,000
COURIER CORP                      COM           222660102     $206        16,900     SH          SHARED       NONE       16,900
DIME COMMUNITY BANCSHARES         COM           253922108     $62          5,000     SH          SHARED       NONE        5,000
DOUGLAS DYNAMICS INC              COM           25960R105     $230        20,000     SH          SHARED       NONE       20,000
ENERGYSOLUTIONS INC               COM           292756202     $337        66,300     SH          SHARED       NONE       66,300
FAIRCHILD SEMICON INTERNATIO      COM           303726103     $446        53,000     SH          SHARED       NONE       53,000
FERRO CORP                        COM           315405100     $147        20,000     SH          SHARED       NONE       20,000
FIRST CHESTER COUNTY CORP         COM           31947W100     $147        17,000     SH          SHARED       NONE       17,000
FIRST NIAGARA FINANCIAL GRP       COM           33582V108     $175        14,000     SH          SHARED       NONE       14,000
FISHER COMMUNICATIONS INC         COM           337756209     $451        26,800     SH          SHARED       NONE       26,800
FLUSHING FINANCIAL CORP           COM           343873105     $219        17,900     SH          SHARED       NONE       17,900
FORMFACTOR INC                    COM           346375108     $289        26,800     SH          SHARED       NONE       26,800
FURMANITE CORP                    COM           361086101     $144        36,200     SH          SHARED       NONE       36,200
GENOPTIX INC                      COM           37243V100     $179        10,400     SH          SHARED       NONE       10,400
GREAT LAKES DREDGE & DOCK CO      COM           390607109     $758       126,400     SH          SHARED       NONE      126,400
IXYS CORPORATION                  COM           46600W106     $347        39,300     SH          SHARED       NONE       39,300
INTERNATIONAL COAL GROUP INC      COM           45928H106     $135        35,000     SH          SHARED       NONE       35,000
LIN TV CORP-CL A                  CL A          532774106     $225        41,500     SH          SHARED       NONE       41,500
MARTEN TRANSPORT LTD              COM           573075108     $509        24,500     SH          SHARED       NONE       24,500
MERIT MEDICAL SYSTEMS INC         COM           589889104     $228        14,200     SH          SHARED       NONE       14,200
METHANEX CORP                     COM           59151K108     $299        15,200     SH          SHARED       NONE       15,200
NORTHGATE MINERALS CORP           COM           666416102     $149        49,600     SH          SHARED       NONE       49,600
OCWEN FINANCIAL CORP              COM NEW       675746309     $643        63,100     SH          SHARED       NONE       63,100
OLD NATL BANCORP/IN               COM           680033107     $243        23,500     SH          SHARED       NONE       23,500
ORION MARINE GROUP INC            COM           68628V308     $247        17,400     SH          SHARED       NONE       17,400
PHARMACEUTICAL PRODUCT DEVEL      COM           717124101     $554        21,800     SH          SHARED       NONE       21,800
PHARMERICA CORP                   COM           71714F104     $264        18,000     SH          SHARED       NONE       18,000
POWERSECURE INTERNATIONAL IN      COM           73936N105     $259        28,500     SH          SHARED       NONE       28,500
SARA LEE CORP                     COM           803111103     $362        25,700     SH          SHARED       NONE       25,700
SEACHANGE INTERNATIONAL INC       COM           811699107     $1,109     134,700     SH          SHARED       NONE      134,700
SEAGATE TECHNOLOGY                SHS           G7945J104     $454        34,800     SH          SHARED       NONE       34,800
SENECA FOODS CORP - CL A          CL A          817070501     $126         3,900     SH          SHARED       NONE        3,900
SHORETEL INC                      COM           825211105     $93         20,000     SH          SHARED       NONE       20,000
SIMMONS FIRST NATL CORP-CL A      CL A $1 PAR   828730200     $118         4,500     SH          SHARED       NONE        4,500
STANDARD MICROSYSTEMS CORP        COM           853626109     $554        23,800     SH          SHARED       NONE       23,800
TTM TECHNOLOGIES                  COM           87305R109     $347        36,500     SH          SHARED       NONE       36,500
TESCO CORP                        COM           88157K101     $198        16,100     SH          SHARED       NONE       16,100
HANOVER INSURANCE GROUP INC       COM           410867105     $1,305      30,000     SH          SHARED       NONE       30,000
TIMBERLAND CO-CLASS A             CL A          887100105     $113         7,000     SH          SHARED       NONE        7,000
NEWMONT MINING CORP               NOTE 3.0%     651639AK2     $431       304,000     PRN         SHARED       NONE      304,000
WYNDHAM WORLDWIDE CORP            NOTE 3.5%     98310WAC2     $661       400,000     PRN         SHARED       NONE      400,000
TEXTRON INC                       NOTE 4.5%     883203BNO     $584       400,000     PRN         SHARED       NONE      400,000
ACTUANT CORP                      SDCV 2.0%     00508XABO     $521       500,000     PRN         SHARED       NONE      500,000
AIRGAS INC                        COM           009363102     $622        10,000            PUT  SHARED       NONE       10,000
AZZ INC                           COM           002474104     $184         5,000            PUT  SHARED       NONE        5,000
AZZ INC                           COM           002474104     $294         8,000            PUT  SHARED       NONE        8,000
COOPER INDUSTRIES PLC             SHS           G24140108     $264         6,000            PUT  SHARED       NONE        6,000
FASTENAL CO                       COM           311900104     $251         5,000            PUT  SHARED       NONE        5,000
SPDR GOLD SHARES                  GOLD SHS      78463V107     $426         3,500            PUT  SHARED       NONE        3,500
ISHARES COHEN & STEERS RLTY       COHN&ST RLTY  464287564     $220         4,000            PUT  SHARED       NONE        4,000
ISHARES DJ US TRANSPORT AVG       TRNSP AV IDX  464287192     $217         3,000            PUT  SHARED       NONE        3,000
SPDR BARCLAYS CAPITAL HIGH        BRCLYS YLDETF 78464A417     $454        12,000            PUT  SHARED       NONE       12,000
NUCOR CORP                        COM           670346105     $153         4,000            PUT  SHARED       NONE        4,000
POWERSHARES QQQ NASDAQ 100        UNIT SR 1     73935A104     $384         9,000            PUT  SHARED       NONE        9,000
SPDR S&P 500 ETF TRUST            UNIT SR 1 S&P 78462F103     $413         4,000            PUT  SHARED       NONE        4,000
SPDR S&P 500 ETF TRUST            UNIT SR 1 S&P 78462F103     $361         3,500            PUT  SHARED       NONE        3,500
SPDR S&P 500 ETF TRUST            UNIT SR 1 S&P 78462F103     $413         4,000            PUT  SHARED       NONE        4,000
SPDR S&P 500 ETF TRUST            UNIT SR 1 S&P 78462F103     $413         4,000            PUT  SHARED       NONE        4,000
ISHARES BARCLAYS 20+ YEAR TR      BRCLYS 20+ YR 464287432     $814         8,000            PUT  SHARED       NONE        8,000
ISHARES BARCLAYS 20+ YEAR TR      BRCLYS 20+ YR 464287432     $458         4,500            PUT  SHARED       NONE        4,500
ISHARES BARCLAYS 20+ YEAR TR      BRCLYS 20+ YR 464287432     $407         4,000            PUT  SHARED       NONE        4,000
ISHARES RUSSELL 2000              RUSSELL 2000  464287655     $306         5,000            PUT  SHARED       NONE        5,000
SEAGATE TECHNOLOGY                SHS           G7945J104     $326        25,000            CALL SHARED       NONE       25,000
VERIZON COMMUNICATIONS INC        COM           92343V104     $497        19,000            CALL SHARED       NONE       19,000


							      $27,958

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